Cost and Estimated Earnings on Uncompleted (Details 2) - Southland Holdings [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contract assets	$ 512,906	$ 374,624
Contract liabilities	131,557	111,286
Net contract position	$ 381,349	$ 263,338